Mineral Properties, Plant and Equipment - Detailed Information About In Property Plant And Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of property plant and equipment [line items]
Beginning balance	$ 316,911
Ending balance	497,944	$ 316,911
Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	320,700	164,882
Acquisition of Mesquite		43,194
Additions	89,973	125,755
Impairment		(4,667)
Transfers	(9,937)
Transfer from exploration and evaluation assets	133,060
Disposals	(1,832)	(9,929)
Change in ARO asset	6,080	1,465
Ending balance	538,044	320,700
Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance	3,789	1,210
Additions	37,112	4,548
Disposals	(801)	(1,969)
Ending balance	40,100	3,789
Mineral Properties [member]
Disclosure of property plant and equipment [line items]
Beginning balance	74,066
Ending balance	272,766	74,066
Mineral Properties [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	74,392	72,592
Acquisition of Mesquite		27
Additions	16,924	308
Transfers	55,318
Transfer from exploration and evaluation assets	133,060
Change in ARO asset	6,080	1,465
Ending balance	285,774	74,392
Mineral Properties [member] | Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance	326
Additions	12,682	326
Ending balance	13,008	326
Property, plant and equipment [member]
Disclosure of property plant and equipment [line items]
Beginning balance	76,244
Ending balance	178,169	76,244
Property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	79,607	47,873
Acquisition of Mesquite		43,167
Additions	(6,641)	2,285
Impairment		(4,448)
Transfers	133,694
Disposals	(1,758)	(9,270)
Ending balance	204,902	79,607
Property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance	3,363	1,167
Additions	24,136	4,135
Disposals	(766)	(1,939)
Ending balance	26,733	3,363
Pre Development Assets [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance		44,194
Transfers		(44,194)
Construction in progress [member]
Disclosure of property plant and equipment [line items]
Beginning balance	166,542
Transfers	195,300
Ending balance	45,252	166,542
Construction in progress [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	166,542
Additions	78,748	123,124
Impairment		(206)
Transfers	(200,038)	44,194
Disposals		(570)
Ending balance	45,252	166,542
Computer And Office Equipment [member]
Disclosure of property plant and equipment [line items]
Beginning balance	59
Ending balance	1,757	59
Computer And Office Equipment [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	159	223
Additions	942	38
Impairment		(13)
Transfers	1,089
Disposals	(74)	(89)
Ending balance	2,116	159
Computer And Office Equipment [member] | Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance	100	43
Additions	294	87
Disposals	(35)	(30)
Ending balance	$ 359	$ 100